Investment Portfolio - September 30, 2023
(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

PREFERRED STOCKS - 0.2%

Information Technology - 0.2%
Software - 0.2%
Synchronoss Technologies, Inc.
(Identified Cost$1,264,973)	51,064	$939,578

LOAN ASSIGNMENTS - 0.8%

Evolution Well Services Holdings LLC, Term Loan, (1 mo. U.S. Secured Overnight Financing Rate + 7.25%), 9.75%, 3/4/2027[2]
(Identified Cost$3,815,121)	3,872,727	3,751,704

CORPORATE BONDS - 92.3%

Non-Convertible Corporate Bonds- 92.3%
Communication Services - 7.1%
Diversified Telecommunication Services - 0.4%
Vmed O2 UK Financing I plc (United Kingdom), 4.75%, 7/15/2031[3]	2,500,000	2,024,214
Media - 6.7%
CCO Holdings LLC - CCO Holdings Capital Corp., 4.25%, 2/1/2031[3]	7,750,000	6,172,891
CSC Holdings LLC, 5.25%, 6/1/2024	4,500,000	4,280,389
iHeartCommunications, Inc., 6.375%, 5/1/2026	7,496,000	6,465,606
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[3]	7,600,000	6,486,066
Telenet Finance Luxembourg Notes S.A.R.L (Belgium), 5.50%, 3/1/2028[3]	7,200,000	6,503,874
		29,908,826
Total Communication Services		31,933,040

Consumer Discretionary - 8.8%
Automobiles - 2.0%
Ford Motor Credit Co. LLC, 7.35%, 3/6/2030	8,750,000	8,859,206

Diversified Consumer Services - 0.8%
The ADT Security Corp., 4.125%, 8/1/2029[3]	4,320,000	3,658,283

Hotels, Restaurants & Leisure - 4.2%
Affinity Interactive, 6.875%, 12/15/2027[3]	7,500,000	6,354,617
Allwyn Entertainment Financing UK plc (Czechia), 7.875%, 4/30/2029[3]	6,575,000	6,566,597
Full House Resorts, Inc., 8.25%, 2/15/2028[3]	6,648,000	5,818,517
		18,739,731
Leisure Products - 1.0%
Vista Outdoor, Inc., 4.50%, 3/15/2029[3]	5,373,000	4,495,985

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.8%
Staples, Inc., 10.75%, 4/15/2027[3]	6,015,000	$3,525,783

Total Consumer Discretionary		39,278,988

Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 1.5%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[3]	8,500,000	6,495,249

Food Products - 1.4%
Minerva Luxembourg S.A. (Brazil), 4.375%, 3/18/2031[3]	8,136,000	6,309,744

Total Consumer Staples		12,804,993

Energy - 12.4%
Energy Equipment & Services - 1.6%
Odfjell Rig III Ltd. (Norway) , 9.25%, 5/31/2028	7,000,000	7,136,094

Oil, Gas & Consumable Fuels - 10.8%
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[3]	1,106,000	957,254
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[3]	12,333,169	10,765,986
Guara Norte S.A.R.L (Brazil), 5.198%, 6/15/2034[3]	7,361,465	6,271,392
Hess Midstream Operations LP, 4.25%, 2/15/2030[3]	5,380,000	4,564,274
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[3]	4,000,000	4,072,814
NGL Energy Operating LLC - NGL Energy Finance Corp., 7.50%, 2/1/2026[3]	3,780,000	3,738,418
Ping Petroleum UK Ltd. (Bermuda) , 12.00%, 7/29/2024 (Acquired 07/14/2021, cost $1,666,000)[4]	1,700,000	1,548,821
Summit Midstream Holdings LLC - Summit Midstream Finance Corp., 9.00%, 10/15/2026[3,5]	8,121,000	7,797,742
Venture Global LNG, Inc., 8.125%, 6/1/2028[3]	8,500,000	8,415,616
		48,132,317
Total Energy		55,268,411

Financials - 16.7%
Capital Markets - 3.2%
BGC Partners, Inc.,
4.375%, 12/15/2025	2,225,000	2,067,565
8.00%, 5/25/2028[3]	6,750,000	6,568,809

Investment Portfolio - September 30, 2023
(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[3]	6,500,000	$5,790,690
		14,427,064
Consumer Finance - 5.7%
Navient Corp., 5.625%, 8/1/2033	11,821,000	8,642,043
PRA Group, Inc., 8.375%, 2/1/2028[3]	7,000,000	6,390,268
SLM Corp., 3.125%, 11/2/2026	12,114,000	10,510,819
		25,543,130
Financial Services - 7.8%
Burford Capital Global Finance LLC, 6.875%, 4/15/2030[3]	6,880,000	6,314,475
Coinbase Global, Inc., 3.375%, 10/1/2028[3]	5,850,000	4,213,357
LD Holdings Group LLC, 6.125%, 4/1/2028[3]	6,750,000	4,252,298
Midcap Financial Issuer Trust, 6.50%, 5/1/2028[3]	6,486,000	5,625,889
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[3]	6,730,000	6,285,990
Puffin Finance S.A.R.L (Virgin Islands (British)), 15.00%, 9/11/2025	3,530,000	3,741,884
United Wholesale Mortgage LLC, 5.50%, 4/15/2029[3]	4,994,000	4,219,716
		34,653,609
Total Financials		74,623,803
Health Care - 9.3%
Health Care Providers & Services - 4.3%
AdaptHealth LLC, 4.625%, 8/1/2029[3]	7,998,000	6,165,018
Bausch & Lomb Escrow Corp., 8.375%, 10/1/2028[3]	4,495,000	4,510,137
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030[3]	5,500,000	4,190,602
LifePoint Health, Inc., 9.875%, 8/15/2030[3]	4,725,000	4,574,414
		19,440,171
Life Sciences Tools & Services - 1.0%
Fortrea Holdings, Inc., 7.50%, 7/1/2030[3]	4,500,000	4,395,592

Pharmaceuticals - 4.0%
Bausch Health Companies, Inc., 4.875%, 6/1/2028[3]	7,000,000	3,973,993
Organon & Co. - Organon Foreign Debt Co-Issuer B.V., 4.125%, 4/30/2028[3]	6,310,000	5,489,670
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 8.125%, 9/15/2031	8,250,000	8,515,528
		17,979,191
Total Health Care		41,814,954

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 12.1%
Construction & Engineering - 7.8%
Global Infrastructure Solutions, Inc., 7.50%, 4/15/2032[3]	9,858,000	$8,426,092
IEA Energy Services LLC, 6.625%, 8/15/2029[3]	6,987,000	6,703,739
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[3]	11,250,000	8,533,993
Tutor Perini Corp., 6.875%, 5/1/2025[3]	12,456,000	11,396,641
		35,060,465
Passenger Airlines - 4.3%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	1,815,052	1,820,309
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 7/11/2030	2,837,380	2,446,151
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	3,728,540	3,511,163
Series 2019-2, Class B, 3.50%, 5/1/2028	5,648,603	5,117,138
VistaJet Malta Finance plc - Vista Management Holding, Inc. (Switzerland), 9.50%, 6/1/2028[3]	7,000,000	6,165,915
		19,060,676

Total Industrials		54,121,141

Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 0.8%
TTM Technologies, Inc., 4.00%, 3/1/2029[3]	4,500,000	3,772,984

Software - 2.1%
GoTo Group, Inc., 5.50%, 9/1/2027[3]	6,950,000	3,814,845
Open Text Holdings, Inc. (Canada), 4.125%, 12/1/2031[3]	6,853,000	5,468,754
		9,283,599
Total Information Technology		13,056,583

Materials - 8.3%
Chemicals - 1.5%
Calderys Financing LLC (France), 11.25%, 6/1/2028[3]	6,560,000	6,730,785

Containers & Packaging - 0.9%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc., 5.25%, 8/15/2027[3]	4,770,000	3,978,612

Metals & Mining - 5.9%
Eldorado Gold Corp. (Turkey), 6.25%, 9/1/2029[3]	7,494,000	6,455,450
Endeavour Mining plc (Burkina Faso), 5.00%, 10/14/2026[3]	7,575,000	6,752,193
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[3]	6,610,000	6,469,860

Investment Portfolio - September 30, 2023
(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Mineral Resources Ltd. (Australia), 9.25%, 10/1/2028[3]	6,610,000	$6,669,957
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017 - 05/15/2020, cost $1,518,841)[4,6]	6,535,000	654
		26,348,114
Total Materials		37,057,511

Real Estate - 4.0%
Industrial REITs - 1.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	5,455,000	4,874,506

Specialized REITs - 2.9%
ATP Tower Holdings LLC - Andean Tower Partners Colombia SAS - Andean Telecom Par (Chile), 4.05%, 4/27/2026[3]	10,010,000	8,706,393
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021 - 07/08/2022, cost $4,114,250)[4]	4,355,000	4,115,212
		12,821,605
Total Real Estate		17,696,111

Utilities - 7.8%
Electric Utilities - 2.9%
Alexander Funding Trust II, 7.467%, 7/31/2028[3]	6,620,000	6,619,585
NRG Energy, Inc., 3.375%, 2/15/2029[3]	7,837,000	6,328,754
		12,948,339

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 4.9%
Drax Finco plc (United Kingdom), 6.625%, 11/1/2025[3]	4,739,000	$4,536,753
Palomino Funding Trust I, 7.233%, 5/17/2028[3]	4,500,000	4,510,559
Talen Energy Supply LLC, 8.625%, 6/1/2030[3]	6,185,000	6,350,333
Vistra Operations Co. LLC, 7.75%, 10/15/2031[3]	6,620,000	6,524,298
		21,921,943
Total Utilities		34,870,282

TOTAL CORPORATE BONDS
(Identified Cost$434,567,953)		412,525,817

ASSET-BACKED SECURITIES - 0.8%

Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]
(Identified Cost$3,850,000)	3,850,000	3,779,552

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.320%, 7/25/2029 (Acquired 07/24/2023, cost $4,498,054)[2,4]
(Identified Cost$4,498,054)	4,498,054	4,497,406

SHORT-TERM INVESTMENT - 5.0%
Dreyfus Government Cash Management, Institutional Shares, 5.22%[7]
(Identified Cost$22,239,684)	22,239,684	22,239,684

TOTAL INVESTMENTS - 100.1%
(Identified Cost$470,235,785).		447,733,741
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(611,101)
NET ASSETS - 100%		$447,122,640

REIT - Real Estate Investment Trust

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of September 30, 2023.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $334,472,590, which represented 74.8% of the Series’ Net Assets.

Investment Portfolio - September 30, 2023
(unaudited)

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2023 was $10,162,093, or 2.3% of the Series’ Net Assets.

5Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2023.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Rate shown is the current yield as of September 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Information Technology	$939,578	$939,578	$—	$—
Debt securities:
Loan Assignments	3,751,704	—	3,751,704	—
Corporate debt:
Communication Services	31,933,040	—	31,933,040	—
Consumer Discretionary	39,278,988	—	39,278,988	—
Consumer Staples	12,804,993	—	12,804,993	—
Energy	55,268,411	—	55,268,411	—
Financials	74,623,803	—	74,623,803	—
Health Care	41,814,954	—	41,814,954	—
Industrials	54,121,141	—	54,121,141	—
Information Technology	13,056,583	—	13,056,583	—
Materials	37,057,511	—	37,057,511	—
Real Estate	17,696,111	—	17,696,111	—
Utilities	34,870,282	—	34,870,282	—
Asset-backed securities	3,779,552	—	3,779,552	—
Commercial mortgage-backed securities	4,497,406	—	4,497,406	—
Short-Term Investment	22,239,684	22,239,684	—	—
Total assets	$447,733,741	$23,179,262	$424,554,479	$—

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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